Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN
Party-in-Interest Transactions
Party-in-Interest Transactions

(3)          Party-in-Interest Transactions

Transactions in shares of the Company’s common stock qualify as exempt party-in-interest transactions under the provisions of ERISA.

Notes receivable from participants totaling $15.4 million and $13.7 million as of December 31, 2025 and 2024, respectively, are also considered exempt party-in-interest transactions.